Investments and Cash Held In Trust - Additional information (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account	$ 406,397,612	$ 406,434,959
United States Treasury Bills
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account		406,434,735
Cash
Investments And Cash Held In Trust [Line Items]
Investments and cash held in Trust Account	$ 406,397,612	$ 224